Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation
The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges $m	Cash flow hedges $m	Net investment hedges $m	Not designated as hedges $m	Total $m
At 31 December 2020

Derivative assets

Within one year - current assets	-	7	8	2	17

Between one and two years	-	1	-	-	1

Between two and three years	32	-	-	-	32

Between four and five years	74	-	-	-	74

After five years	77	-	-	-	77
Non-current assets	183	1	-	-	184

Total derivative assets	183	8	8	2	201

Derivative liabilities

Within one year - current liabilities	-	(6)	(2)	(4)	(12)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(7)	(2)	(4)	(13)

Net asset/(liability) arising on derivative financial instruments	183	1	6	(2)	188

The equivalent disclosure for the prior year is as follows:

At 31 December 2019

Derivative assets

Within one year - current assets	-	3	3	1	7

Between one and two years	-	1	-	-	1

Between three and four years	26	-	-	-	26

After five years	58	-	-	-	58
Non-current assets	84	1	-	-	85

Total derivative assets	84	4	3	1	92

Derivative liabilities

Within one year - current liabilities	-	(9)	(4)	(4)	(17)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(10)	(4)	(4)	(18)

Net asset/(liability) arising on derivative financial instruments	84	(6)	(1)	(3)	74

Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement
The profit/(loss) arising on fair value hedges, cash flow hedges, and related hedged items reflected in the Consolidated Income Statement is shown below:

	2020 $m	2019 $m	2018 $m
Fair value hedges and related hedged items

Movement in cumulative fair value of the hedge adjustment of hedge instruments	97	72	(15)

Movement in cumulative fair value of the hedge adjustment of hedged items	(83)	(71)	13

Components of other comprehensive income - cash flow hedges

Gains/(losses) arising during the year:

- commodity forwards	(2)	30	(44)

- currency forwards	9	(3)	(3)

Total	7	27	(47)

Summary of Assets and Liabilities Measured at Fair Value

Fair value hierarchy	2020 Level 2 $m	2019 Level 2 $m
Assets measured at fair value

Fair value hedges - interest rate swaps	183	84

Cash flow hedges - currency and commodity forwards	8	4

Net investment hedges - currency swaps	8	3

Not designated as hedges (held for trading) - currency swaps and forwards	2	1
Total	201	92

Liabilities measured at fair value

Cash flow hedges - currency and commodity forwards	(7)	(10)

Net investment hedges - currency swaps	(2)	(4)

Not designated as hedges (held for trading) - currency swaps and forwards	(4)	(4)
Total	(13)	(18)